Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings
	2024		2023
	Current	Non-current	Current	Non-current
	A$’000	A$’000	A$’000	A$’000
Secured
Bank loans	1,490	13,765	964	8,209
Working capital facility	-	(150)	-	-
Total secured borrowings	1,490	13,615	964	8,209
Unsecured
Convertible bonds	17,500	538,206	-	-
Total unsecured borrowings	17,500	538,206	-	-
Total borrowings	18,990	551,821	964	8,209

Maturity Analysis for Borrowings From Lenders
December 31, 2024

Lenders	Loan balance	Due < 1 year	Due > 1 year	Facility limit	Maturity date
	A$’000	A$’000	A$’000	A$’000
The Hongkong and Shanghai Banking Corporation Limited As The Trustee For Convertible Bond Holders	555,706	17,500	538,206	650,000	30-Jul-29
IMBC Group	6,017	102	5,915	6,458	31-Mar-33
BNP Paribas	9,238	1,388	7,850	13,077	29-Feb-32
HSBC Australia Ltd	(150)	-	(150)	50,000	3 years from first utilization
Total	570,811	18,990	551,821	719,535

December 31, 2023

Lenders	Loan balance	Due < 1 year	Due > 1 year	Maturity date
	A$’000	A$’000	A$’000
BNP Paribas	9,173	964	8,209	29-Feb-32
Total	9,173	964	8,209

Convertible Bonds Presented in Statement of Financial Position
The convertible bonds are presented in the Group’s consolidated statement of financial position as follows:

	2024	2023
	A$’000	A$’000
Face value of convertible bonds issued	650,000	-
Transaction costs	(14,972)	-
Other equity securities - value of conversion rights	(95,655)	-
Unwind of discount	13,773	-
Interest expense	6,419	-
Interest paid	(3,859)	-
Closing balance	555,706	-
Current	17,500	-
Non-current	538,206	-
Total convertible bond liability	555,706	-

Reconciliation of Liabilities Arising from Financing Activities
23.4.	Reconciliation of liabilities arising from financing activities

	Opening balance	Net cash inflow/ (outflow)	Other non- cash movements	Closing balance
	A$’000	A$’000	A$’000	A$’000
For the year ended December 31, 2024
Bank loans	9,173	5,444	638	15,255
Convertible bonds	-	635,028	(79,322)	555,706
Lease liabilities	8,272	(2,760)	5,125	10,637
	17,445	637,712	(73,559)	581,598
For the year ended December 31, 2023
Bank loans	3,312	5,756	105	9,173
Lease liabilities	7,134	(2,858)	3,996	8,272
	10,446	2,898	4,101	17,445

Convertible Bonds Carrying Amount and Fair Value
For the convertible bonds, the fair value is outlined below. The fair value is based on discounted cash flows using a current borrowing rate. They are classified as level 3 fair values in the fair value hierarchy (refer to note 32.6) due to the use of unobservable inputs, including own credit risk.

	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value
	A$'000	A$'000	A$'000	A$'000
Bank loans	15,255	15,255	9,173	9,173
Convertible bonds	555,706	556,042	-	-